Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	[1]	Royalties	Fees	Total Payments
Total	$ 40,901,665		$ 2,897,417	$ 580,827	$ 44,379,909
Wyoming [Member]
Total			$ 2,897,417	$ 580,827	$ 3,478,244

[1]	*Represents payments at the entity level of U.S. federal income taxes.